6. Federal Home Loan Bank and Federal Reserve Bank Borrowings (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank And Federal Reserve Bank Borrowings Details Narrative
Loans pledged as collateral to the FHLB	$ 126,000
FLHB stock owned	3,200	4,100
Carrying value of loans pledged as collateral to the FRB	$ 340,500